INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-      INTANGIBLE ASSETS, NET

a.        Intangible assets:

The following table sets forth the components of intangible assets:

	December 31,
	2018	2019
Original amounts:
Technology	$13,109	$13,755
Software development costs	2,067	2,879

	15,176	16,634

Accumulated amortization:
Technology	8,600	8,600
Software development costs	-	136

	8,600	8,736

Net amounts:
Technology	4,509	5,155
Software development costs	2,067	2,743

Intangible assets, net	$6,576	$7,898

Technology includes mainly perpetual software licenses to be used in the Company's research and development activities. During 2019, the Company purchased $ 646 technology, out of which $ 18 was not resulted in cash flow outflows as of December 31, 2019. Some of the software license agreements provide a commitment of the Company for royalties payments upon future sales of the related developed products. Software development costs are amortized over 7 years. Amortization expense for the years ended December 31, 2017, 2018 and 2019 amounted to $ 1,544, $ 0 and $ 136, respectively.